Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Property and Equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over estimated useful lives as follows:

Plant equipment	2 to 15 years
Computer and software	1 to 2 years
Office equipment	3 to 10 years
Building improvements	20 years

Schedule of Derivative Financial Instruments

In applying the Black-Scholes valuation model, the Company used the following assumptions during the year ended September 30, 2014 and March 31, 2015, respectively:

	For the year ended	For the quarter ended
	September 30, 2014	March 31, 2015
Annual dividend yield	-	-
Expected life (years)	0.50 – 1.00	0.50 – 1.00
Risk-free interest rate	0.03% — 0.13%	0.03% — 0.13%
Expected volatility	210.12.% — 400.48	210.12.% — 400.48%

Schedule of Convertible Debt Measured at Fair Value

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of September 30, 2014 and as of March 31, 2015:

	Carry Value at	Carry Value at
	March 31, 2015	September 30, 2014	September 30, 2013
Derivative liabilities:
Embedded conversion features - notes	$673,788	$752,997	$-

Total derivative liability	$673,788	$-	$-

		For the year ended
	March 31, 2015	September 30, 2014	September 30, 2013

Change in fair value included in other income (expense), net	-105,600	-92,382	$-

Derivative Liabilities Measured at Fair Value

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

		For the year ended
	For the year ended	September 30,
	March 31, 2015	2014	2013
Embedded Conversion
Features - Notes:
Balance at beginning of year	$752,997	$-	$-
Change in derivative liabilities	$26,391	$845,379
Net change in fair value included in net loss	-105,600	-92,382	-
Ending balance	$673,788	$752,997	$-